UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

January 31, 2017

TMM-QTLY-0317
1.813057.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 105.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 105.2%
U.S. Treasury Bills
2/2/17 to 7/27/17	0.35 to 0.66%	$3,346,639	$3,343,849
U.S. Treasury Notes
2/28/17 to 1/31/19	0.50 to 0.78 (b)	761,345	761,819
TOTAL U.S. TREASURY DEBT
(Cost $4,105,668)			4,105,668
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $4,105,668)			4,105,668
NET OTHER ASSETS (LIABILITIES) - (5.2)%			(203,536)
NET ASSETS - 100%			$3,902,132

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2017 the cost for Federal Income Tax Purposes was $4,105,668,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

January 31, 2017

SPM-QTLY-0317
1.813021.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.3%
Wells Fargo Bank NA
3/23/17 to 5/19/17	1.24 to 1.33 (b)%	$181,000	$181,000
London Branch, Eurodollar, Foreign Banks - 2.2%
Mitsubishi UFJ Trust & Banking Corp.
5/2/17	1.15	40,000	40,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
3/16/17 to 5/2/17	1.05 to 1.15	139,000	139,000
			179,000
New York Branch, Yankee Dollar, Foreign Banks - 34.1%
Bank of Montreal Chicago
2/1/17 to 10/19/17	1.08 to 1.32 (b)	328,300	328,300
Bank of Nova Scotia
2/17/17 to 7/12/17	1.27 to 1.47 (b)	165,000	165,058
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/21/17	1.03	61,000	61,000
Bayerische Landesbank
3/1/17	1.05	35,000	35,000
Credit Agricole CIB
2/17/17	0.98	61,000	61,000
Credit Suisse AG
3/16/17	1.15	73,000	73,000
Deutsche Bank AG New York Branch
2/1/17 to 2/7/17	0.90 to 0.90	311,000	311,000
DZ BANK AG
4/13/17	1.03	55,000	55,000
KBC Bank NV
2/3/17 to 5/2/17	0.95 to 1.07	339,000	338,996
Mitsubishi UFJ Trust & Banking Corp.
3/23/17	1.18 (b)	71,000	71,000
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.22 (b)	65,000	65,000
Royal Bank of Canada
3/2/17 to 10/24/17	1.22 to 1.24 (b)	267,500	267,500
Sumitomo Mitsui Banking Corp.
4/11/17 to 5/19/17	1.10 to 1.12 (b)	302,000	302,000
Sumitomo Mitsui Trust Bank Ltd.
5/15/17	1.11 (b)	100,000	100,000
Svenska Handelsbanken AB
2/17/17 to 5/9/17	1.17 to 1.35 (b)	74,000	74,002
Toronto-Dominion Bank
3/15/17	1.08	68,000	68,000
Toronto-Dominion Bank New York Branch
2/1/17 to 9/6/17	1.17 to 1.41 (b)	260,000	260,000
UBS AG
3/13/17	1.40 (b)	59,000	59,000
			2,694,856
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,054,856)			3,054,856

Financial Company Commercial Paper - 22.3%
ABN AMRO Funding U.S.A. LLC
2/22/17	1.02	35,000	34,979
Bank of Nova Scotia
2/15/17 to 9/6/17	1.21 to 1.29 (b)	182,000	182,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
3/10/17 to 3/13/17	1.08 to 1.08	156,000	155,820
BNP Paribas Fortis
2/13/17 to 3/2/17	0.98 to 0.98	89,000	88,957
BNP Paribas New York Branch
4/17/17	1.04	75,000	74,838
BPCE SA
2/2/17 to 4/7/17	1.00 to 1.12	233,000	232,741
Caisse centrale Desjardins
2/6/17 to 2/21/17	0.85 to 0.93	110,000	109,959
Caisse d'Amort de la Dette Sociale
2/16/17	0.92 (c)	65,000	64,975
Canadian Imperial Bank of Commerce
7/10/17 to 10/13/17	1.20 to 1.25 (b)	196,000	196,000
Commonwealth Bank of Australia
2/8/17	1.10 (b)	75,000	75,000
Mitsubishi UFJ Trust & Banking Corp.
4/21/17	1.10	100,000	99,759
Natexis Banques Populaires New York Branch
2/3/17	0.90	62,000	61,997
Nationwide Building Society
3/27/17	1.08	44,000	43,929
Ontario Teachers' Finance Trust
7/6/17	1.19 (b)	56,000	56,000
Rabobank Nederland New York Branch
3/6/17	0.96	61,000	60,946
Sumitomo Mitsui Banking Corp.
2/10/17	0.90	60,000	59,987
Sumitomo Trust & Banking Co. Ltd.
4/20/17	1.10	81,000	80,807
Toronto Dominion Holdings (U.S.A.)
4/12/17	1.10	20,000	19,957
Toyota Motor Credit Corp.
6/20/17	1.18 (b)	66,000	66,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,764,651)			1,764,651

Asset Backed Commercial Paper - 5.9%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

2/1/17	1.10	30,000	30,000
2/6/17	0.90	33,000	32,996
3/2/17	1.00	50,000	49,960
3/20/17	1.18	68,000	67,895
3/6/17	1.02	70,000	69,935
4/26/17	1.09	21,000	20,947
4/6/17	1.10	47,000	46,908
5/2/17	1.10	30,000	29,918
5/3/17	1.10	16,000	15,956
5/3/17	1.09	20,000	19,945
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
3/21/17	1.15	84,000	83,871
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $468,331)			468,331

Non-Financial Company Commercial Paper - 3.3%
Eversource Energy
2/1/17 to 2/7/17	0.84 to 0.85	47,500	47,495
Motiva Enterprises LLC
2/21/17 to 3/13/17	1.10 to 1.15	39,000	38,964
Sempra Global
2/6/17 to 3/1/17	1.12 to 1.22	43,000	42,985
UnitedHealth Group, Inc.
2/1/17	0.80	108,144	108,144
Verizon Communications, Inc.
2/6/17	0.90	20,000	19,998
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $257,586)			257,586

U.S. Treasury Debt - 3.4%
U.S. Treasury Obligations - 3.4%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $268,998)	0.67 to 0.78 (b)	269,000	268,998

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
2/7/17
(Cost $108,000)	1.07 (b)	108,000	108,000

Variable Rate Demand Note - 0.5%
Florida - 0.5%
Florida Timber Fin. III LLC Taxable 2/7/17, LOC Wells Fargo Bank NA, VRDN
2/7/17	0.82 (b)	40,000	40,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. Series 2009 A, 0.67% 2/7/17, LOC BMO Harris Bank NA, VRDN
2/7/17	0.67 (b)	25	25
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $40,025)			40,025

Non-Negotiable Time Deposit - 1.0%
Time Deposits - 1.0%
Deutsche Bank AG
2/3/17
(Cost $80,000)	0.90	80,000	80,000

Interfund Loans - 0.1%
Fidelity Consumer Discretionary Central Fund, at 0.84% due 2/1/17(d)
(Cost $5,552)		5,552	5,552

Other Repurchase Agreement - 25.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 25.1%
With:
BNP Paribas at:
0.81%, dated 1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $22,051,352, 2.23% - 8.63%, 3/01/19 - 11/15/45)	$21,000	$21,000
0.95%, dated 1/31/17 due 2/7/17 (Collateralized by Corporate Obligations valued at $10,800,352, 7.40% - 12.50%, 4/01/22 - 4/01/37)	10,002	10,000
Citigroup Global Markets, Inc. at:
0.86%, dated 1/31/17 due 2/1/17 (Collateralized by Equity Securities valued at $100,442,400)	93,002	93,000
0.93%, dated 1/31/17 due 2/7/17 (Collateralized by Equity Securities valued at $167,404,339)	155,056	155,000
2%, dated:
11/16/16 due 2/14/17 (Collateralized by Corporate Obligations valued at $32,538,601, 1.28%, 4/05/52)	30,150	30,000
11/22/16 due 2/21/17 (Collateralized by Corporate Obligations valued at $5,421,300, 1.28%, 4/05/52)	5,025	5,000
Credit Suisse Securities (U.S.A.) LLC at 0.86%, dated 1/31/17 due 2/1/17 (Collateralized by Equity Securities valued at $225,725,398)	209,005	209,000
HSBC Securities, Inc. at 0.86%, dated 1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $54,601,015, 2.30% - 8.75%, 11/21/17 - 4/15/46)	52,001	52,000
ING Financial Markets LLC at:
0.86%, dated 1/31/17 due 2/1/17 (Collateralized by Equity Securities valued at $10,800,605)	10,000	10,000
0.94%, dated 1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $6,484,377, 6.13% - 10.00%, 4/01/19 - 5/01/22)	6,000	6,000
J.P. Morgan Securities, LLC at:
0.78%, dated 1/31/17 due 2/1/17 (Collateralized by Commercial Paper valued at $125,663,498, 2/01/17 - 4/28/17)	122,003	122,000
1.06%, dated 1/30/17 due 2/7/17 (Collateralized by Mortgage loan Obligations valued at $87,484,473, 0.05% - 6.73%, 11/15/28 - 9/25/57) (b)(e)	81,072	81,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.95%, dated 1/31/17 due 2/7/17 (Collateralized by Equity Securities valued at $149,043,934)	138,051	138,000
1.98%, dated 1/4/17 due 4/4/17 (Collateralized by Equity Securities valued at $194,569,442)	180,891	180,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.97%, dated:
1/18/17 due 2/1/17 (Collateralized by Equity Securities valued at $10,773,106)	10,004	10,000
1/24/17 due 2/7/17 (Collateralized by Equity Securities valued at $10,722,792)	10,004	10,000
1/31/17 due 2/7/17 (Collateralized by Equity Securities valued at $22,551,435)	21,008	21,000
Mizuho Securities U.S.A., Inc. at:
0.84%, dated 1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $11,550,836, 4.80% - 8.88%, 5/15/18 - 8/15/96)	11,000	11,000
0.95%, dated:
1/18/17 due 2/1/17 (Collateralized by Equity Securities valued at $87,512,322)	81,030	81,000
1/19/17 due 2/2/17 (Collateralized by Equity Securities valued at $41,054,116)	38,014	38,000
1/20/17 due 2/3/17 (Collateralized by Equity Securities valued at $52,936,777)	49,018	49,000
1/23/17 due 2/6/17 (Collateralized by Equity Securities valued at $21,605,190)	20,007	20,000
1/31/17 due:
2/1/17 (Collateralized by Equity Securities valued at $66,961,769)	62,002	62,000
2/14/17(Collateralized by Equity Securities valued at $56,161,533)	52,019	52,000
1.05%, dated 1/27/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $10,202,401, 0.88% - 5.50%, 5/11/17 - 9/15/24)	10,004	10,000
1.85%, dated 11/2/16 due 2/1/17 (Collateralized by Corporate Obligations valued at $25,805,099, 3.25% - 10.00%, 2/01/17 - 11/10/39)	24,112	24,000
2.01%, dated 1/9/17 due 4/10/17 (Collateralized by Corporate Obligations valued at $7,365,371, 2.40% - 4.88%, 9/08/19 - 1/09/28)	7,036	7,000
2.02%, dated 1/17/17 due 4/17/17 (Collateralized by Corporate Obligations valued at $14,803,333, 3.25% - 12.38%, 2/01/17 - 5/15/97)	14,071	14,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by Corporate Obligations valued at $23,280,146, 5.20% - 7.00%, 2/15/18 - 2/15/47)	22,154	22,000
RBC Capital Markets Co. at:
0.97%, dated 1/13/17 due 2/7/17 (Collateralized by Municipal Bond Obligations valued at $32,690,639, 0.00% - 7.20%, 10/01/17 - 5/15/51)	31,050	31,000
1.13%, dated 1/26/17 due 2/7/17 (Collateralized by Corporate Obligations valued at $10,502,181, 1.51% - 6.75%, 7/15/17 - 6/15/45)	10,028	10,000
1.14%, dated 1/4/17 due 2/7/17 (Collateralized by Municipal Bond Obligations valued at $62,214,853, 4.00% - 5.00%, 8/01/27 - 7/01/44)	59,168	59,000
1.17%, dated 1/31/17 due 2/7/17 (Collateralized by Municipal Bond Obligations valued at $23,318,545, 5.00%, 7/15/29 - 11/15/40)	22,064	22,000
SG Americas Securities, LLC at:
1.01%, dated 1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $28,719,208, 2.95% - 7.75%, 6/01/20 - 9/01/26)	27,001	27,000
1.06%, dated:
1/25/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $30,222,549, 2.40% - 12.00%, 4/01/17 - 1/01/49)	28,006	28,000
1/26/17 due 2/2/17 (Collateralized by Corporate Obligations valued at $30,210,579, 1.03% - 11.00%, 3/15/18 - 12/15/44)	28,006	28,000
1/31/17 due 2/7/17 (Collateralized by Corporate Obligations valued at $29,129,929, 1.03% - 12.00%, 6/15/17 - 1/01/49)	27,006	27,000
Wells Fargo Securities, LLC at:
0.86%, dated 1/31/17 due 2/1/17 (Collateralized by Equity Securities valued at $22,680,544)	21,001	21,000
0.91%, dated:
1/27/17 due 2/3/17 (Collateralized by Corporate Obligations valued at $81,010,683, 4.63% - 10.00%, 2/01/18 - 11/21/36)	75,013	75,000
1/30/17 due 2/6/17 (Collateralized by Equity Securities valued at $45,362,297)	42,007	42,000
1/31/17 due 2/1/17 (Collateralized by Corporate Obligations valued at $57,241,448, 1.25% - 5.00%, 6/01/18 - 12/15/20)	53,001	53,000
1.5%, dated 11/4/16 due 2/2/17 (Collateralized by Corporate Obligations valued at $19,512,092, 2.38%, 5/01/32)	18,068	18,000
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $1,984,000)		1,984,000
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $8,031,999)		8,031,999
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(126,219)
NET ASSETS - 100%		$7,905,780

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,975,000 or 0.8% of net assets.

 (d) Loan is with an affiliated fund.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2017 the cost for Federal Income Tax Purposes was $8,031,999,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

January 31, 2017

SPU-QTLY-0317
1.813060.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 18.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bills
2/16/17 to 7/6/17	0.43 to 0.67%	$11,152,860,000	$11,136,059,476
U.S. Treasury Notes
2/28/17 to 7/15/17	0.42 to 0.69	3,776,150,000	3,783,370,862
TOTAL U.S. TREASURY DEBT
(Cost $14,919,430,338)			14,919,430,338

Variable Rate Demand Note - 0.3%
Arizona - 0.0%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Miguel Apts. Proj.) Series 2003, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	16,200,000	16,200,000
California - 0.1%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Belmont Proj.) Series 2005 F, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	19,890,000	19,890,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Crossings Sr. Apts./ Phase II Proj.) Series J, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	11,100,000	11,100,000
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	4,900,000	4,900,000
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	21,075,000	21,075,000
San Jose Multi-family Hsg. Rev. (Kennedy Apt. Homes Proj.) Series 2002 K, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	8,075,000	8,075,000
			65,040,000
Colorado - 0.0%
Lakewood Hsg. Auth. Multi-family Rev. (Timberleaf Apts. Proj.) LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	11,165,000	11,165,000
District Of Columbia - 0.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, LOC Freddie Mac, VRDN
2/7/17	0.68 (b)	17,250,000	17,250,000
Florida - 0.0%
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, LOC Freddie Mac, VRDN
2/7/17	0.65 (b)	9,750,000	9,750,000
Oregon - 0.0%
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, LOC Freddie Mac, VRDN
2/7/17	0.69 (b)(c)	5,500,000	5,500,000
Texas - 0.1%
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	11,500,000	11,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	8,700,000	8,700,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Bristol Apts. Proj.) Series 2004, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	11,200,000	11,200,000
			31,400,000
Washington - 0.1%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Gardens Univ. Village Apt. Proj.) Series A, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	48,540,000	48,540,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, LOC Freddie Mac, VRDN
2/7/17	0.69 (b)	14,920,000	14,920,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Highland Park Apts. Proj.) Series A, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	9,040,000	9,040,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Renton Centre Proj.) Series A, LOC Fannie Mae, VRDN
2/7/17	0.58 (b)(c)	20,790,000	20,790,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, LOC Fed. Home Ln. Bank, San Francisco, VRDN
2/7/17	0.65 (b)	8,000,000	8,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Willow Tree Grove Apts. Proj.) Series 2011, LOC Freddie Mac, VRDN
2/7/17	0.69 (b)	7,670,000	7,670,000
			108,960,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $265,265,000)			265,265,000

U.S. Government Agency Debt - 51.4%
Federal Agencies - 51.4%
Fannie Mae
6/1/17 to 1/11/18	0.66 to 0.98 (b)	614,000,000	613,871,995
Federal Farm Credit Bank
2/10/17 to 5/24/17	0.78 to 0.83 (b)	293,785,000	293,859,346
Federal Home Loan Bank
2/1/17 to 3/7/18	0.42 to 0.97 (b)	38,384,030,000	38,372,322,746
Freddie Mac
2/17/17 to 1/12/18	0.45 to 0.99 (b)	3,255,505,000	3,254,266,210
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $42,534,320,297)			42,534,320,297

U.S. Government Agency Repurchase Agreement - 15.6%
	Maturity Amount	Value
In a joint trading account at:
0.54% dated 1/31/17 due 2/1/17 Collateralized by (U.S. Government Obligations) #	$49,839,747	$49,839,000
0.55% dated 1/31/17 due 2/1/17 Collateralized by (U.S. Government Obligations) #	8,485,335,295	8,485,206,000
With:
BNP Paribas, S.A. at 0.62%, dated 1/9/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $61,224,253, 0.50% - 7.25%, 3/01/17 - 12/20/66)	60,058,900	60,000,000
Citibank NA at:
0.55%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $63,327,953, 0.00% - 8.60%, 4/15/17 - 5/15/46)	62,006,631	62,000,000
0.56%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $380,917,940, 0.00% - 11.00%, 2/22/17 - 9/01/46)	373,040,616	373,000,000
Deutsche Bank Securities, Inc. at:
0.56%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $190,743,017, 2.00% - 2.13%, 6/30/22 - 2/15/25)	187,002,909	187,000,000
0.57%, dated:
1/25/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $174,439,402, 0.75% - 2.13%, 7/31/18 - 6/30/22)	171,018,953	171,000,000
1/27/17 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $182,594,475, 2.13%, 6/30/22)	179,019,839	179,000,000
ING Financial Markets LLC at:
0.61%, dated 12/9/16 due 3/9/17 (Collateralized by U.S. Government Obligations valued at $34,715,115, 3.50%, 7/01/46)	34,051,850	34,000,000
0.62%, dated:
12/15/16 due 3/7/17:
(Collateralized by U.S. Government Obligations valued at $92,897,049, 3.50% - 4.00%, 8/01/26 - 12/01/42)	91,139,483	91,000,000
(Collateralized by U.S. Government Obligations valued at $117,397,896, 2.50% - 3.50%, 10/01/31 - 8/01/45)	115,178,250	115,000,000
12/16/16 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $139,853,767, 3.00% - 5.00%, 1/01/29 - 12/01/46)	137,212,350	137,000,000
12/19/16 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $133,719,526, 3.00% - 4.00%, 7/01/42 - 12/01/46)	131,198,538	131,000,000
12/20/16 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $119,426,377, 3.00% - 5.00%, 9/01/29 - 4/01/43)	117,181,350	117,000,000
12/27/16 due 3/7/17:
(Collateralized by U.S. Government Obligations valued at $71,446,692, 3.50%,12/01/42)	70,101,267	70,000,000
(Collateralized by U.S. Government Obligations valued at $71,446,209, 3.50% - 4.00%, 8/01/26 - 7/01/46)	70,103,678	70,000,000
12/28/16 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $118,391,738, 3.50% - 5.00%, 4/01/41 - 12/01/42)	116,171,809	116,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 12/15/16 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $349,114,421, 3.00% - 4.00%, 8/20/45 - 7/20/46)	342,336,300	342,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.61%, dated:
1/5/17 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $97,964,798, 1.92% - 4.50%, 11/01/23 - 12/01/46)	96,099,227	96,000,000
1/9/17 due 3/13/17 (Collateralized by U.S. Government Obligations valued at $160,202,410, 1.89% - 6.00%, 5/01/20 - 12/01/46)	157,167,598	157,000,000
1/11/17 due 3/14/17 (Collateralized by U.S. Government Obligations valued at $135,708,273, 2.17% - 5.32%, 1/01/19 - 1/01/47)	133,139,724	133,000,000
1/26/17 due 3/28/17 (Collateralized by U.S. Government Obligations valued at $172,397,526, 2.26% - 5.94%, 1/01/19 - 1/01/47)	169,174,680	169,000,000
1/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations valued at $111,181,884, 2.00% - 7.00%, 7/01/24 - 1/20/47)	109,114,511	109,000,000
0.64%, dated 1/11/17 due 4/11/17 (Collateralized by U.S. Government Obligations valued at $160,199,786, 1.89% - 5.00%, 1/01/23 - 2/01/47)	157,251,200	157,000,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 11/7/16 due 2/6/17 (Collateralized by U.S. Government Obligations valued at $114,376,454, 2.43% - 4.00%, 1/01/27 - 1/01/47)	112,141,556	112,000,000
RBC Capital Markets Corp. at:
0.52%, dated 12/1/16 due 2/6/17 (Collateralized by U.S. Government Obligations valued at $114,359,219, 2.13% - 4.50%, 4/01/27 - 1/20/47)	112,108,391	112,000,000
0.55%, dated 1/20/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $66,313,251, 1.77% - 6.00%, 6/01/28 - 1/01/47)	65,053,625	65,000,000
0.56%, dated:
1/9/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $172,469,845, 1.50% - 4.87%, 4/01/27 - 1/01/47)	169,157,733	169,000,000
1/13/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $159,364,095, 0.88% - 9.50%, 7/01/18 - 1/25/47)	156,143,173	156,000,000
1/17/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $61,214,848, 2.79% - 4.87%, 11/01/25 - 1/01/47)	60,055,067	60,000,000
0.57%, dated 12/12/16 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $116,373,896, 2.50% - 4.00%, 2/01/29 - 1/01/47)	114,115,520	114,000,000
RBC Dominion Securities at:
0.55%, dated 1/3/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $177,558,634, 1.63% - 4.50%, 10/31/23 - 7/20/46)	174,119,625	174,000,000
0.56%, dated:
1/17/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $111,205,942, 3.00% - 4.50%, 3/20/41 - 7/20/46)	109,100,038	109,000,000
1/18/17 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $25,505,554, 1.38% - 6.00%, 1/15/20 - 4/20/46)	25,017,111	25,000,000
Wells Fargo Securities, LLC at 0.61%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Government Obligations valued at $230,742,644, 3.50% - 9.50%, 12/15/19 - 1/15/47)	226,344,650	226,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,933,045,000)		12,933,045,000

U.S. Treasury Repurchase Agreement - 16.1%
With:
Barclays Capital, Inc. at:
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $102,127,648, 0.00% - 8.00%, 2/02/17 - 5/15/46)	100,001,528	100,000,000
0.6%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $38,776,336, 0.63%, 6/30/17)	38,000,633	38,000,000
BMO Harris Bank NA at:
0.5%, dated 11/30/16 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $104,536,561, 2.00% - 3.75%, 7/31/17 - 11/15/43)	102,092,083	102,000,000
0.53%, dated:
1/11/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $56,374,243, 2.63%, 8/15/20)	55,045,344	55,000,000
1/13/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $224,649,486, 1.38% - 2.50%, 6/30/17 - 11/30/18)	219,196,674	219,000,000
1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,329,968, 1.38%, 9/30/23)	110,048,583	110,000,000
1/20/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $116,807,833, 2.50% - 2.75%, 5/31/17 - 6/30/17)	114,087,273	114,000,000
0.56%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,997,398, 0.88% - 2.25%, 6/15/17 - 11/15/25)	110,136,889	110,000,000
BNP Paribas, S.A. at:
0.45%, dated 11/10/16 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $414,931,566, 0.00% - 8.13%, 3/15/17 - 5/15/46)	405,455,625	405,000,000
0.53%, dated:
1/25/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $337,474,998, 1.13% - 6.88%, 4/30/20 - 5/15/46)	330,145,750	330,000,000
1/26/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $673,074,591, 0.00% - 5.50%, 5/25/17 - 11/15/43)	659,310,462	659,000,000
0.56%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $225,453,921, 1.00% - 8.13%, 5/15/18 - 8/15/28)	221,223,456	221,000,000
0.57%, dated:
1/5/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $222,104,391, 2.13% - 7.50%, 3/31/21 - 2/15/44)	216,194,940	216,000,000
1/9/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $139,875,228, 0.00% - 8.13%, 3/09/17 - 5/15/46)	137,123,643	137,000,000
1/12/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,673,499, 0.00% - 6.88%, 5/25/17 - 2/15/45)	110,130,625	110,000,000
1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $223,513,365, 0.00% - 8.50%, 5/25/17 - 5/15/40)	219,242,725	219,000,000
1/20/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $338,857,305, 0.50% - 8.50%, 4/30/17 - 5/15/46)	330,470,250	330,000,000
1/30/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $676,779,094, 0.00% - 8.88%, 4/30/17 - 2/15/45)	660,616,550	660,000,000
0.58%, dated 1/9/17 due 3/10/17 (Collateralized by U.S. Treasury Obligations valued at $90,181,114, 0.61% - 6.88%, 7/31/17 - 11/15/45)	88,085,067	88,000,000
0.6%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $220,912,618, 0.00% - 9.13%, 3/15/17 - 2/15/43)	216,205,200	216,000,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $83,673,487, 0.61% - 5.50%, 7/31/17 - 2/15/43)	82,077,900	82,000,000
1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $453,225,833, 0.61% - 9.13%, 7/31/17 - 11/15/45)	440,660,000	440,000,000
Commerz Markets LLC at 0.64%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,513,683,162, 1.50% - 2.25%, 11/30/20 - 2/15/26)	1,484,026,382	1,484,000,000
Deutsche Bank Securities, Inc. at:
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $232,563,566, 0.00% - 2.25%, 2/16/17 - 1/31/24)	228,003,483	228,000,000
0.56%, dated:
1/25/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $332,726,266, 2.75% - 3.63%, 8/15/42 - 8/15/43)	323,035,171	323,000,000
1/27/17 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $172,393,490, 0.75%, 7/31/18)	169,018,402	169,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.56%, dated 1/18/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $56,356,162, 0.00% - 8.50%, 3/02/17 - 8/15/41)	55,052,189	55,000,000
Mizuho Securities U.S.A., Inc. at 0.56%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $230,029,434, 2.50%, 8/15/23)	223,003,469	223,000,000
MUFG Securities EMEA PLC at:
0.54%, dated 1/27/17 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $135,649,681, 1.50%, 8/15/26)	132,011,880	132,000,000
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $42,507,633, 2.25%, 11/15/25)	41,251,630	41,251,000
0.58%, dated:
1/27/17 due 2/8/17 (Collateralized by U.S. Treasury Obligations valued at $33,878,480, 1.38%, 8/31/23)	33,006,380	33,000,000
2/1/17 due:
2/9/17(d)	44,005,671	44,000,000
2/10/17(d)	88,012,760	88,000,000
0.59%, dated 2/1/17 due:
2/8/17(d)	44,005,048	44,000,000
2/14/17(d)	551,117,394	551,000,000
0.6%, dated:
1/18/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $339,800,884, 2.13%, 5/15/25)	332,077,467	332,000,000
1/19/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $181,362,381, 2.63%, 8/15/20)	176,038,133	176,000,000
0.77%, dated 12/2/16 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $62,511,231, 0.00% - 2.63%, 3/02/17 - 5/15/25)	61,080,893	61,000,000
Nomura Securities International, Inc. at:
0.55%, dated 1/26/17 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $1,590,356,096, 1.50% - 2.75%, 5/31/20 - 2/15/25)	1,559,166,726	1,559,000,000
0.56%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $791,756,485, 1.13%, 8/31/21)	772,012,009	772,000,000
RBC Capital Markets Corp. at:
0.5%, dated 11/29/16 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $102,223,915, 0.00% - 7.63%, 2/28/17 - 2/15/46)	100,091,667	100,000,000
0.54%, dated 1/19/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $88,791,873, 0.75% - 8.88%, 8/31/18 - 5/15/44)	87,073,080	87,000,000
RBC Dominion Securities at:
0.53%, dated 1/11/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $449,102,731, 0.67% - 3.00%, 6/30/18 - 2/15/46)	440,395,144	440,000,000
0.56%, dated:
12/22/16 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $182,937,675, 0.00% - 2.75%, 3/16/17 - 2/15/45)	179,250,600	179,000,000
1/4/17 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $165,312,048, 1.13% - 2.00%, 12/15/18 - 11/15/26)	162,075,600	162,000,000
RBS Securities, Inc. at:
0.54%, dated 1/25/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $82,627,512, 0.75% - 4.25%, 3/15/17 - 9/30/23)	81,008,505	81,000,000
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $22,443,229, 0.75% - 0.88%, 7/15/17 - 4/30/18)	22,000,336	22,000,000
Societe Generale at:
0.52%, dated 1/10/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $157,490,847, 0.00% - 8.75%, 3/09/17 - 2/15/46)	154,068,958	154,000,000
0.53%, dated:
1/9/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,778,155, 0.70% - 8.88%, 8/15/17 - 5/15/44)	110,050,203	110,000,000
1/30/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $88,742,711, 2.00% - 8.75%, 5/15/17 - 5/31/21)	87,039,706	87,000,000
0.54%, dated 1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $393,458,462, 0.00% - 8.75%, 2/28/17 - 2/15/46)	384,178,560	384,000,000
0.55%, dated 1/19/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,225,537, 0.00% - 7.88%, 3/09/17 - 8/15/44)	110,092,431	110,000,000
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $68,046,739, 3.38%, 5/15/44)	66,094,050	66,000,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $94,848,614, 3.00%, 11/15/45)	92,135,700	92,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,350,251,000)		13,350,251,000
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $84,002,311,635)		84,002,311,635
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,155,784,432)
NET ASSETS - 100%		$82,846,527,203

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$49,839,000 due 2/01/17 at 0.54%
HSBC Securities (USA), Inc.	$695,137
Merrill Lynch, Pierce, Fenner & Smith, Inc.	49,143,863
$49,839,000
$8,485,206,000 due 2/01/17 at 0.55%
BNP Paribas, S.A.	$670,746,839
BNY Mellon Capital Markets LLC	23,802,230
Bank of America NA	439,865,209
Citibank NA	476,044,598
Credit Agricole CIB New York Branch	871,161,614
Credit Suisse Securities (USA) LLC	248,971,325
HSBC Securities (USA), Inc.	150,141,134
J.P. Morgan Securities, Inc.	3,047,161,470
Merrill Lynch, Pierce, Fenner & Smith, Inc.	190,417,839
Mizuho Securities USA, Inc.	576,013,964
Wells Fargo Securities LLC	1,790,879,778
$8,485,206,000

Income Tax Information

At January 31, 2017 the cost for Federal Income Tax Purposes was $84,002,311,635.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017